Summary of Accounting Policies - Revisions to Prior Periods (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		$ 55,474	$ 71,765
Purchased Product	[1]	24,715	33,958
Operating	[1]	6,352	5,816
Transportation and Blending	[1]	10,141	11,126
Depreciation, Depletion and Amortization		4,644	4,679
Oil Sands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales			34,683
Purchased Product			4,718
Gross sales less purchased product			29,965
Corporate and Eliminations
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		(8,234)	(7,387)
Purchased Product		(6,710)	(5,192)
Operating		(539)	(1,023)
Transportation and Blending		(947)	(1,175)
Depreciation, Depletion and Amortization		$ 107	113
Previously Reported
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Purchased Product			33,801
Operating			5,569
Transportation and Blending			11,530
Previously Reported | Oil Sands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales			34,775
Purchased Product			4,810
Gross sales less purchased product			29,965
Previously Reported | Corporate and Eliminations
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales			(7,464)
Purchased Product			(5,533)
Operating			(1,270)
Transportation and Blending			(664)
Revisions
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Purchased Product			157
Operating			247
Transportation and Blending			(404)
Revisions | Oil Sands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales			(92)
Purchased Product			(92)
Gross sales less purchased product			0
Revisions | Corporate and Eliminations
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales			77
Purchased Product			341
Operating			247
Transportation and Blending			$ (511)

[1]	Comparative periods reflect certain revisions. See Note 39.